--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                               DECEMBER 31, 2002
--------------------------------------------------------------------------------




                                   VALUE LINE
                                   INCOME AND
                                     GROWTH
                                   FUND, INC.





                                     [LOGO]
                                   VALUE LINE
                              NO-LOAD MUTUAL FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust Co.
SERVICING AGENT        c/o NFDS
                       P.O. Box 219729
                       Kansas City, MO 64121-9729

INDEPENDENT            PricewaterhouseCoopers LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Sound View Drive, Suite 100
                       Greenwich, CT 06830

DIRECTORS              Jean Bernhard Buttner
                       John W. Chandler
                       Frances T. Newton
                       Francis C. Oakley
                       David H. Porter
                       Paul Craig Roberts
                       Marion N. Ruth
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       Bradley T. Brooks
                       VICE PRESIDENT
                       Stephen E. Grant
                       VICE PRESIDENT
                       Philip J. Orlando
                       VICE PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT AND
                       SECRETARY/TREASURER
                       Joseph Van Dyke
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

THIS REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND (OBTAINABLE FROM THE DISTRIBUTOR).


                                                                        #524246

VALUE LINE INCOME AND GROWTH FUND, INC.
                                                        TO OUR VALUE LINE INCOME
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:



The Value Line Income and Growth Fund had a total return of -12.03% in 2002, compared with a total return of -22.10% for the Standard & Poor's 500 Index(1) and a total return of 11.04% for the Lehman Government/Credit Bond Index(2).


Given the uncertain investment environment, due to global economic weakness and tensions, and to issues pertaining to the level and the quality of earnings at many companies, the fund continues to take a fairly conservative investment position. Currently, the equity position of the fund is 63%, with the remainder in cash and the debt of both U.S. Government Agencies and U.S. Corporations. Over the past year, the fund has focused its investments on dividend-paying equities. We believe that this strategy should help moderate losses while still allowing for growth. An added benefit may come about later this year, if the President's current tax package is passed, which would provide considerable tax advantages to dividend recipients.


At present, no one industry accounts for more than 10% of the Fund's industry weightings. The drug and medical service and supply sectors together account for 7.5% of holdings; banks and financial service providers represent 6.4%; and retailers account for 4.0%. Food and grocery stores currently account for 3.6% of the fund and this is an area we expect will grow along with the shares of select utilities. We believe that in the current investment setting, a well-diversified and balanced approach will produce the best results on a risk/reward basis. The benefit of the Fund's investment strategy has been recognized by others, as the Value Line Income and Growth Fund has recently been added to Business Week's Best in Category for the Domestic Hybrid classification. As always, we appreciate your continued investment.



                                Sincerely,


                                /s/ Jean Bernhard Buttner

                                Jean Bernhard Buttner
                                CHAIRMAN AND PRESIDENT


February 18, 2003


--------------------------------------------------------------------------------
(1) THE STANDARD & POOR'S 500 INDEX CONSISTS OF 500 STOCKS WHICH ARE TRADED ON THE NEW YORK STOCK EXCHANGE, AMERICAN STOCK EXCHANGE AND THE NASDAQ
    NATIONAL MARKET SYSTEM AND IS REPRESENTATIVE OF THE BROAD STOCK MARKET.
    THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR
    TAXES. IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.


(2) THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX CONSISTS OF GOVERNMENT, INVESTMENT-GRADE AND MORTGAGE-BACKED BONDS AND IS REPRESENTATIVE OF THE BROAD BOND MARKET. THIS IS AN UNMANAGED INDEX AND DOES NOT REFLECT CHARGES, EXPENSES OR TAXES, AND IT IS NOT POSSIBLE TO DIRECTLY INVEST IN THIS INDEX.


--------------------------------------------------------------------------------
2

                                         VALUE LINE INCOME AND GROWTH FUND, INC.
AND GROWTH FUND SHAREHOLDERS
--------------------------------------------------------------------------------

ECONOMIC OBSERVATIONS

The U.S. economy is continuing to chart an uneven course. Thus, following a strong opening quarter in 2002, in which the nation's gross domestic product surged by 5.0%, a lackluster second quarter that saw the pace of expansion cut back sharply to 1.3%, and a subsequent stepup in the third quarter, with GDP growth coming in at a relatively strong 4.0%, the pace of activity has slowed again, and markedly so. For example, industrial production, factory usage, and consumer confidence are all contracting at present, while the employment outlook remains unsettled. The lone uniformly bright spot is the resilient housing market. Given this weak overall backdrop, however, it wasn't very surprising that the government reported that GDP growth eased to just 0.7% in the October-to-December period.

What's more, there appears to be no quick or easy cure for what ails this economy, with the outcome of both a likely war with Iraq and the President's fiscal stimulus package still up in the air. Such uncertainty will continue to have a negative effect on both consumer spending and business capital investment. All told, we project that GDP will increase by 2%, or less, during the opening half of 2003, before some expected resolution of the above global and domestic uncertainties helps to better underpin the economy after midyear.

Inflation, meantime, remains muted, thanks, inpart, to generally modest labor cost increases. Adequate supplies of raw materials are also helping to keep the costs of production low. We caution, though, that as the U.S. economy moves further along the recovery road over the next several years, some modest increases in pricing pressures will emerge. Absent a more vigorous long-term business recovery than we now forecast, or a prolonged rise in oil prices stemming from a surprisingly long conflict in the Middle East, inflation should continue to be held in comparative check through the middle years of this decade. Interest rates, therefore, are likely to remain relatively stable.


--------------------------------------------------------------------------------
                                                                               3

VALUE LINE INCOME AND GROWTH FUND, INC.

--------------------------------------------------------------------------------

            COMPARISON OF A CHANGE IN VALUE OF A $10,000 INVESTMENT
                   IN THE VALUE LINE INCOME AND GROWTH FUND,
                        THE S&P 500 STOCK INDEX AND THE
                     LEHMAN GOVERNMENT/CREDIT BOND INDEX*



                                    [GRAPH]


                                         1/1/93         12/31/02
                                        --------        --------
Value Line Income & Growth Fund         $10,000         $23,911

S & P Index                             $10,000         $24,431

Lehman Gov't./Credit Bond Index         $10,000         $20,828


                           (FROM 1/1/93 TO 12/31/02)
--------------------------------------------------------------------------------
 * THE STANDARD AND POOR'S 500 INDEX (S&P 500 INDEX) IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF THE LARGER-CAPITALIZATION STOCKS TRADED IN THE UNITED STATES.

   THE LEHMAN BROTHERS GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX THAT IS REPRESENTATIVE OF INVESTMENT-GRADE DOMESTIC CORPORATE AND GOVERNMENT BONDS.

THE RETURN FOR THE INDICES DO NOT REFLECT EXPENSES WHICH ARE DEDUCTED FROM THE FUND'S RETURNS.

PERFORMANCE DATA:**

                                     AVERAGE ANNUAL     GROWTH OF AN ASSUMED
                                      TOTAL RETURN      INVESTMENT OF $10,000
                                    ----------------   ----------------------
 1 year ended 12/31/02 ..........         -12.03%              $ 8,797
 5 years ended 12/31/02 .........          +5.62%              $13,146
10 years ended 12/31/02 .........          +9.11%              $23,911

** THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE
   OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURNS AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST. THE PERFORMANCE DATA AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


--------------------------------------------------------------------------------
4

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

PORTFOLIO HIGHLIGHTS AT DECEMBER 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                      PRINCIPAL
                                                       AMOUNT/            VALUE          PERCENTAGE
ISSUE                                                   SHARES       (IN THOUSANDS)     OF NET ASSETS
-----------------------------------------------------------------------------------------------------
Federal Home Loan Bank Bonds, 4.875%, 4/16/04 .....  $5,000,000          $5,218              2.8%
Federal Home Loan Mortgage Corp. Debentures,
 5.500%, 7/15/06 ..................................  $4,000,000           4,397              2.3
SLM Corp. .........................................      20,000           2,077              1.1
Federal Home Loan Mortgage Corp. Debentures,
 4.750%, 10/11/12 .................................  $2,000,000           2,021              1.1
U.S. Treasury Notes, 4.750%, 11/15/08 .............  $1,500,000           1,637              0.9
Disney (Walt) Co. Medium Term Notes,
 5.875%, 12/15/17 .................................  $1,500,000           1,523              0.8
ITT Industries, Inc. ..............................      25,000           1,517              0.8
General Dynamics Corp. ............................      15,000           1,191              0.6
Federal National Mortgage Association Notes,
 6.625%, 9/15/09 ..................................  $1,000,000           1,173              0.6
Polaris Industries Inc. ...........................      20,000           1,172              0.6

FIVE LARGEST INDUSTRY CATEGORIES

                                                 VALUE          PERCENTAGE
INDUSTRY                                    (IN THOUSANDS)     OF NET ASSETS
----------------------------------------------------------------------------
Diversified Company ......................      $7,934              4.2%
Drug .....................................       7,193              3.9
Financial Services - Diversified .........       6,058              3.2
Food Processing ..........................       5,555              2.9
Bank .....................................       5,436              2.9

FIVE LARGEST NET SECURITY PURCHASES*

                                                                           COST
ISSUE                                                                 (IN THOUSANDS)
------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Notes, 4.750%, 10/11/12 .........        $1,986
SLM Corp. ........................................................         1,581
Disney (Walt) Co. Medium Term Notes, 5.875%, 12/15/17 ............         1,487
Polaris Industries, Inc. .........................................         1,245
Exelon Corp. .....................................................         1,042

FIVE LARGEST NET SECURITY SALES*

                                                                             PROCEEDS
ISSUE                                                                     (IN THOUSANDS)
---------------------------------------------------------------------------------------
American International Group, Inc. ...................................        $1,460
Federal National Mortgage Association Notes, 6.625%, 9/15/09 .........         1,165
Goodyear Tire & Rubber Co. (The) 8.125%, Notes, 3/15/03 ..............         1,088
Fifth Third Bancorp ..................................................           973
Royal Dutch Petroleum Co. ............................................           949



* FOR THE SIX MONTH PERIOD ENDED 12/31/02
--------------------------------------------------------------------------------
                                                                               5

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                          VALUE
    SHARES                                            (IN THOUSANDS)
-----------------------------------------------------------------------
COMMON STOCKS (63.2%)
                 ADVERTISING (0.1%)
    10,000       Interpublic Group Companies,
                 Inc. ..................................  $  141
                 AEROSPACE/DEFENSE (1.4%)
    15,000       General Dynamics Corp. ................   1,191
    15,000       Lockheed Martin Corp. .................     866
    10,000       Raytheon Co. ..........................     307
    10,000       Rockwell Collins, Inc. ................     233
                                                           ------
                                                           2,597
                 AIR TRANSPORT (0.4%)
    15,000       Airborne, Inc. ........................     222
    10,000       FedEx Corp.* ..........................     542
                                                           ------
                                                             764
                 APPAREL (0.4%)
     2,000       Jones Apparel Group, Inc.* ............      71
    12,000       Liz Claiborne, Inc. ...................     356
    21,000       Phillips Van Heusen Corp. .............     243
    15,000       Tommy Hilfiger Corp.* .................     104
                                                           ------
                                                             774
                 AUTO & TRUCK (0.1%)
    15,000       Honda Motor Co., Ltd. (ADR) ...........     271
                 AUTO PARTS (0.8%)
    10,000       Eaton Corp. ...........................     781
    10,000       Genuine Parts Co. .....................     308
    16,000       INTERMET Corp. ........................      67
     5,000       Magna International Inc.
                 Class "A" .............................     281
                                                           ------
                                                           1,437
                 BANK (2.9%)
    14,000       BB&T Corp. ............................     518
    15,000       BankNorth Group, Inc. .................     339
    12,000       Compass Bancshares, Inc. ..............     375
    14,000       Fulton Financial Corp. ................     247

                                                          VALUE
    SHARES                                            (IN THOUSANDS)
-----------------------------------------------------------------------
    10,000       KeyCorp ...............................  $  251
    10,000       M & T Bank Corp. ......................     794
    12,000       National Commerce Financial
                 Corp. .................................     286
    10,000       North Fork Bankcorporation, Inc.            337
    10,000       PNC Financial Services Group,
                 Inc. ..................................     419
    12,000       Regions Financial Corp. ...............     400
    15,000       SouthTrust Corp. ......................     373
    15,000       Wells Fargo & Co. .....................     703
    10,000       Zions Bancorporation ..................     394
                                                           ------
                                                           5,436
                 BANK -- MIDWEST (0.3%)
    15,000       First Tennessee National Corp. ........     539
                 BEVERAGE --
                 ALCOHOLIC (0.5%)
    19,000       Constellation Brands, Inc.
                 Class "A"* ............................     450
     7,000       Coors (Adolph) Co. Class "B" ..........     429
                                                           ------
                                                             879
                 BEVERAGE -- SOFT
                 DRINK (1.1%)
    15,000       Cadbury Schweppes P.L.C.
                 (ADR) .................................     384
    18,000       Coca-Cola Co. .........................     789
    16,000       Pepsi Bottling Group, Inc. (The) ......     411
    12,000       PepsiCo, Inc. .........................     507
                                                           ------
                                                           2,091
                 BIOTECHNOLOGY (0.2%)
     5,000       Genentech, Inc.* ......................     166
    20,000       Millennium Pharmaceuticals,
                 Inc* ..................................     159
                                                           ------
                                                             325
                 BUILDING
                 MATERIALS (0.2%)
    20,000       Masco Corp. ...........................     421


--------------------------------------------------------------------------------
6

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                              VALUE
    SHARES                                                (IN THOUSANDS)
---------------------------------------------------------------------------
                 CABLE TV (0.5%)
    12,000       Comcast Corp. Class "A"
                 Special* ................................ $   271
    15,000       Cox Communications, Inc.
                 Class "A"* ..............................     426
    30,000       General Motors Corp. Class "H"*               321
                                                              -----
                                                             1,018
                 CANADIAN ENERGY (0.6%)
    20,000       Canadian Natural Resources
                 Limited .................................     593
    20,000       EnCana Corp. ............................     622
                                                             ------
                                                             1,215
                 CEMENT &
                 AGGREGATES (0.2%)
    20,000       Cemex S.A. de C.V. (ADR) ................     430
                 CHEMICAL -- BASIC (0.2%)
    15,000       Dow Chemical Co. (The) ..................     446
                 CHEMICAL --
                 DIVERSIFIED (0.2%)
    10,000       FMC Corp.* ..............................     273
    10,000       Monsanto Co. ............................     193
                                                             ------
                                                               466
                 CHEMICAL --
                 SPECIALTY (0.1%)
    10,000       NL Industries, Inc. .....................     170
                 COAL/ALTERNATE
                 ENERGY (0.2%)
    14,000       Peabody Energy Corp. ....................     409
                 COMPUTER &
                 PERIPHERALS (0.3%)
    10,000       Extreme Networks, Inc.* .................      33
    14,000       Identix, Inc.* ..........................      72
    10,000       Mercury Computer Systems,
                 Inc.* ...................................     305
    10,000       Storage Technology Corp.* ...............     214
                                                             ------
                                                               624

                                                              VALUE
    SHARES                                                (IN THOUSANDS)
---------------------------------------------------------------------------
                 COMPUTER SOFTWARE &
                 SERVICES (2.2%)
    10,000       ATI Technologies, Inc.* .................  $   47
    12,000       Automatic Data Processing Inc. ..........     471
     8,000       Barra Inc.* .............................     243
    10,000       Borland Software Corp.* .................     123
    10,000       Check Point Software
                 Technologies Ltd.* ......................     130
    20,000       Compuware Corp.* ........................      96
    16,000       Electronic Data Systems Corp. ...........     295
    11,000       First Data Corp. ........................     390
    16,000       Fiserv, Inc.* ...........................     543
    10,000       Manhattan Associates, Inc.* .............     237
    20,000       Novell, Inc.* ...........................      67
    30,000       SunGard Data Systems Inc.* ..............     707
    10,000       Sybase, Inc.* ...........................     134
    10,000       Synopsys, Inc.* .........................     461
    10,000       Veritas Software Corp.* .................     156
    10,000       VitalWorks, Inc.* .......................      38
                                                             ------
                                                             4,138
                 DIVERSIFIED
                 COMPANY (3.2%)
    15,000       Acuity Brands Inc. ......................     203
     5,000       Alleghany Corp.* ........................     888
    15,000       Fortune Brands, Inc. ....................     698
    10,000       GenCorp Inc. ............................      79
    20,000       Hillenbrand Industries, Inc. ............     966
    20,000       Honeywell International, Inc. ...........     480
    25,000       ITT Industries, Inc. ....................   1,517
    10,000       Service Corp. International* ............      33
    10,000       Teleflex, Inc. ..........................     429
    12,000       United Technologies Corp. ...............     743
                                                             ------
                                                             6,036
                 DRUG (3.2%)
    10,000       Barr Laboratories, Inc.* ................     651
    10,000       Biovail Corp.* ..........................     264
    15,000       Bristol Myers-Squibb Co. ................     347
    14,000       Genzyme Corp.* ..........................     414
    16,000       Immucor Corp.* ..........................     324

--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                                VALUE
    SHARES                                                 (IN THOUSANDS)
----------------------------------------------------------------------------
     9,000       Merck & Co., Inc. ........................ $   509
    10,000       Mylan Laboratories, Inc. .................     349
    10,000       NBTY Inc.* ...............................     176
    10,000       Novartis AG (ADR) ........................     367
    15,000       Pfizer, Inc. .............................     459
    10,000       Pharmaceutical Product
                 Development, Inc.* .......................     293
    10,000       Pharmacia Corp. ..........................     418
    15,000       Sicor Inc.* ..............................     238
    20,000       Teva Pharmaceutical Industries
                 Ltd. (ADR) ...............................     772
    10,000       WYETH Inc. ...............................     374
                                                               -----
                                                              5,955
                 E-COMMERCE (0.0%)
    15,000       Entrust, Inc.* ...........................      50
                 EDUCATIONAL
                 SERVICES (0.6%)
    20,000       DeVry Inc* ...............................     332
    12,000       ITT Educational Services, Inc.* ..........     282
    12,000       Leapfrog Enterprises, Inc.* ..............     302
    12,000       Sylvan Learning Systems Inc.* ............     197
                                                              ------
                                                              1,113
                 ELECTRICAL
                 EQUIPMENT (0.2%)
    15,000       Rockwell Automation Inc. .................     311
    10,000       Wesco International, Inc.*. ..............      55
                                                              ------
                                                                366
                 ELECTRIC UTILITY --
                 CENTRAL (0.8%)
    15,000       Alliant Energy Corp. .....................     248
    20,000       Ameren Corp. .............................     832
    14,000       Cinergy Corp. ............................     472
                                                              ------
                                                              1,552
                 ELECTRIC UTILITY --
                 EAST (2.0%)
    15,000       Duke Energy Co. ..........................     293
    20,000       Exelon Corp. .............................   1,055
    12,000       FPL Group, Inc. ..........................     722

                                                                VALUE
    SHARES                                                 (IN THOUSANDS)
----------------------------------------------------------------------------
    17,500       Northeast Utilities Co. ..................  $  266
    12,000       PPL Corp. ................................     416
    20,000       Pepco Holdings Inc. ......................     388
    10,000       Public Service Enterprise Group ..........     321
    20,000       TECO Energy, Inc. ........................     309
                                                              ------
                                                              3,770
                 ELECTRONICS (0.1%)
    13,000       Titan Corp.* .............................     135
                 ENTERTAINMENT (0.2%)
    13,500       Disney (Walt) Co. ........................     220
    27,000       Liberty Media Corp.
                 Series "A"* ..............................     241
                                                              ------
                                                                461
                 ENTERTAINMENT
                 TECHNOLOGY (0.0%)
    15,000       Concurrent Computer Corp. ................      43
                 ENVIRONMENTAL (0.4%)
    11,000       Headwaters, Inc.* ........................     171
    25,000       Tetra Tech, Inc.*. .......................     305
    15,000       Waste Management, Inc. ...................     344
                                                              ------
                                                                820
                 FINANCIAL SERVICES --
                 DIVERSIFIED (3.2%)
     7,000       Affiliated Managers Group, Inc.*               352
    10,000       American International Group,
                 Inc. .....................................     579
    20,000       Citigroup, Inc. ..........................     704
     8,000       Concord EFS, Inc.* .......................     126
    10,000       Hartford Financial Services
                 Group, Inc. (The) ........................     454
    15,000       Loews Corp ...............................     667
    14,000       Marsh & McLennan Companies,
                 Inc ......................................     647
    15,000       Principal Financial Group, Inc. ..........     452
    20,000       SLM Corp. ................................   2,077
                                                              ------
                                                              6,058

--------------------------------------------------------------------------------
8

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                           VALUE
    SHARES                                             (IN THOUSANDS)
------------------------------------------------------------------------
                 FOOD PROCESSING (2.9%)
     6,600       American Italian Pasta Co.
                 Class "A"* .......................... $   238
    18,000       Archer-Daniels-Midland Co. ..........     223
    15,000       ConAgra Foods, Inc. .................     375
    10,000       Dean Foods Co.* .....................     371
    20,000       Del Monte Foods Co.* ................     154
    18,000       Dole Food Co., Inc. .................     586
    15,000       Fresh Del Monte Produce, Inc. .......     284
    12,000       General Mills Inc. ..................     563
     9,000       Hershey Foods Corp. .................     607
    10,000       Hormel Foods Corp. ..................     233
    25,000       Interstate Bakeries Corp. ...........     381
    10,000       Sara Lee Corp. ......................     225
    30,000       Smithfield Foods, Inc.* .............     595
    30,000       Tyson Foods Inc. ....................     337
    10,000       Unilever, PLC. (ADR) ................     383
                                                         -----
                                                         5,555
                 FOOD
                 WHOLESALERS (0.3%)
    15,000       Fleming Companies, Inc. .............      98
    15,000       Supervalu, Inc. .....................     248
    10,000       SYSCO Corp. .........................     298
                                                         ------
                                                           644
                 FOREIGN ELECTRONICS/
                 ENTERTAINMENT (0.3%)
     7,500       Koninklijke Philips Electronics
                 N.V. ................................     133
    10,000       Sony Corp. (ADR) ....................     413
                                                         ------
                                                           546
                 FOREIGN
                 TELECOMMUNICATIONS (0.6%)
    20,000       China Mobile Ltd. (ADR)* ............     242
    20,000       TDC A/S (ADR) .......................     238
    20,000       Telefonos de Mexico S.A. de
                 C.V. (ADR) ..........................     639
                                                         ------
                                                         1,119

                                                           VALUE
    SHARES                                             (IN THOUSANDS)
------------------------------------------------------------------------
                 FURNITURE/HOME
                 FURNISHINGS (0.7%)
    16,000       Ethan Allen Interiors, Inc ..........  $  550
    10,000       La-Z-Boy, Inc .......................     240
    10,000       Mohawk Industries, Inc.*. ...........     569
                                                         ------
                                                         1,359
                 GROCERY (0.4%)
    15,000       Albertson's Inc. ....................     334
    10,000       Kroger Co.*. ........................     155
    15,000       Safeway Inc.* .......................     350
                                                         ------
                                                           839
                 HOME APPLIANCE (0.5%)
    10,000       Black & Decker Corp. ................     429
    10,000       Whirlpool Corp. .....................     522
                                                         ------
                                                           951
                 HOMEBUILDING (0.2%)
    18,000       D.R. Horton, Inc ....................     312
                 HOTEL/GAMING (1.1%)
    25,000       Aztar Corp.*. .......................     357
    15,000       Boyd Gaming Corp.*. .................     211
    10,000       GTECH Holdings Corp.* ...............     278
    10,000       Harrah's Entertainment, Inc.* .......     396
     6,000       International Game Technology* ......     455
    12,000       Isle of Capris Casinos, Inc.* .......     159
    18,000       WMS Industries, Inc* ................     270
                                                         ------
                                                         2,126
                 HOUSEHOLD
                 PRODUCTS (1.2%)
    10,000       Clorox Co ...........................     413
    10,000       Kimberly-Clark Corp. ................     475
     9,000       Lancaster Colony Corp. ..............     352
    16,000       Newell Rubbermaid Inc. ..............     485
    12,000       Scotts Co. (The) Class "A"* .........     588
                                                         ------
                                                         2,313

--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                              VALUE
    SHARES                                                (IN THOUSANDS)
---------------------------------------------------------------------------
                 HUMAN RESOURCES (0.1%)
    18,000       Right Management
                 Consultants, Inc* .......................  $   239
                 INDUSTRIAL SERVICES
                 (0.3%)
     5,000       ABM Industries, Inc .....................       78
    10,000       Amdocs Ltd.* ............................       98
    12,000       Angelica Corp. ..........................      248
    10,000       Aramark Corp. Class "B"* ................      235
                                                              -----
                                                                659
                 INSURANCE -- PROPERTY
                 & CASUALTY (1.2%)
     5,000       HCC Insurance Holdings, Inc .............      123
    13,000       PartnerRe Ltd. ..........................      673
    12,500       Progressive Corp. .......................      620
    10,000       Safeco Corp. ............................      347
    14,000       St. Paul Companies, Inc. ................      477
                                                              -----
                                                              2,240
                 INTERNET (0.1%)
    15,000       Alloy Inc.* .............................      164
                 MACHINERY (1.4%)
    10,000       Flowserve Corp.* ........................      148
    10,000       Ingersoll-Rand Co. ......................      431
     7,000       Lincoln Electric Holdings Inc. ..........      162
    10,000       Roper Industries, Inc. ..................      366
    10,000       Snap-On, Inc. ...........................      281
    16,000       Stanley Works (The) .....................      553
    25,000       York International Corp. ................      639
                                                              ------
                                                              2,580
                 MARITIME (0.2%)
    10,000       Alexander & Baldwin, Inc ................      258
     5,000       GulfMark Offshore Inc.* .................       74
     5,000       Stelmar Shipping Ltd.* ..................       75
                                                              ------
                                                                407
                 MEDICAL SERVICES (1.6%)
    10,000       Apria Healthcare Group, Inc.* ...........      222
     7,000       HCA, Inc. ...............................      291


                                                              VALUE
    SHARES                                                (IN THOUSANDS)
---------------------------------------------------------------------------
    18,000       Humana, Inc.* ...........................   $  180
    10,000       Laboratory Corp. of America
                 Holdings* ...............................      232
    11,000       PacifiCare Health Systems, Inc.* ........      309
    15,000       Quest Diagnostics, Inc.* ................      854
    15,000       Radiologix Inc.* ........................       35
     8,000       Res Care, Inc.* .........................       29
    25,000       Tenet Healthcare Corp.* .................      410
     6,000       Wellpoint Health Networks, Inc.*               427
                                                              ------
                                                              2,989
                 MEDICAL SUPPLIES (2.5%)
    10,000       Bio-Rad Laboratories, Inc.
                 Class "A"* ..............................      387
    12,000       Biomet, Inc. ............................      344
     7,500       Fisher Scientific International,
                 Inc.* ...................................      226
    15,000       Johnson & Johnson .......................      806
    15,000       Medtronic, Inc. .........................      684
    10,900       Ocular Sciences, Inc.* ..................      169
    10,000       Polymedica Corp.* .......................      308
    20,000       St. Jude Medical Inc.* ..................      794
    10,000       Schein (Henry) Inc.* ....................      450
     7,000       Stryker Corp. ...........................      470
                                                              ------
                                                              4,638
                 METAL
                 FABRICATING (0.1%)
    10,000       Lone Star Technologies, Inc.*. ..........      149
                 METALS & MINING --
                 DIVERSIFIED (0.4%)
    15,000       BHP Billiton Ltd. (ADR). ................      173
    30,000       Harmony Gold Mining Ltd. ................      504
                                                              ------
                                                                677
                 NATURAL GAS --
                 DISTRIBUTION (0.6%)
    25,000       Ferrellgas Partners, L.P ................      509
    20,000       KeySpan Corp ............................      705
                                                              ------
                                                              1,214

--------------------------------------------------------------------------------
10

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
--------------------------------------------------------------------------
                 NATURAL GAS --
                 DIVERSIFIED (1.3%)
    15,000       Devon Energy Corp. .................... $   689
    12,000       El Paso Corp. .........................      84
    10,000       EOG Resources Inc. ....................     399
     5,000       Kinder Morgan Inc. ....................     211
    10,000       Patina Oil & Gas Corp. ................     316
    20,000       Western Gas Resources, Inc ............     737
                                                            -----
                                                           2,436
                 NEWSPAPER (0.6%)
    10,000       Gannett Inc. ..........................     718
     7,000       News Corp. Ltd. (ADR) .................     184
     3,000       Scripps (E.W.) Co Class "A" ...........     231
                                                           ------
                                                           1,133
                 OFFICE EQUIPMENT &
                 SUPPLIES (0.2%)
    20,000       IKON Office Solutions, Inc. ...........     143
    10,000       United Stationers, Inc.* ..............     288
                                                           ------
                                                             431
                 OILFIELD SERVICES/
                 EQUIPMENT (0.4%)
    18,000       ENSCO International, Inc. .............     530
    22,000       Veritas DGC Inc.*. ....................     174
                                                           ------
                                                             704
                 OTHER (0.1%)
    25,000       Korea Electric Power Corp.
                 (ADR). ................................     213
                 PACKAGING &
                 CONTAINER (0.3%)
    10,000       American Greetings Corp.
                 Class "A"* ............................     158
    11,100       Chesapeake Corp .......................     198
    12,000       Pactiv Corp.*. ........................     262
                                                           ------
                                                             618

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
--------------------------------------------------------------------------
                 PAPER & FOREST
                 PRODUCTS (0.3%)
    11,600       FiberMark Inc.* .......................  $   88
    15,000       Louisiana-Pacific Corp.* ..............     121
    15,000       Plum Creek Timber Co., Inc ............     354
                                                           ------
                                                             563
                 PETROLEUM --
                 INTEGRATED (1.4%)
     6,000       ChevronTexaco Corp. ...................     399
    15,000       ConocoPhillips ........................     726
     5,000       Enbridge Energy Partners, L.P.
                 Class "A" .............................     211
    10,000       Occidental Petroleum Corp. ............     284
    20,000       Unocal Corp. ..........................     612
    10,000       Valero Energy Corp. ...................     369
                                                           ------
                                                           2,601
                 PETROLEUM --
                 PRODUCING (0.5%)
    10,000       Burlington Resources, Inc. ............     426
    15,000       Chesapeake Energy Corp. ...............     116
    15,000       Methanex Corp .........................     126
    15,000       Suncor Energy, Inc. ...................     235
                                                           ------
                                                             903
                 PHARMACY
                 SERVICES (0.3%)
    15,000       Caremark Rx, Inc.* ....................     244
    10,000       Syncor International Corp.*. ..........     277
                                                           ------
                                                             521
                 PRECIOUS METALS (0.9%)
     9,000       Apex Silver Mines Ltd.* ...............     133
    35,000       Gold Fields Ltd. (ADR) ................     489
    25,000       Goldcorp Inc. .........................     318
    24,000       Newmont Mining Corp ...................     697
                                                           ------
                                                           1,637

--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                                                            VALUE
    SHARES                                              (IN THOUSANDS)
--------------------------------------------------------------------------
                 PRECISION
                 INSTRUMENT (0.6%)
    15,000       Eastman Kodak Co. ..................... $   526
     8,200       OSI Systems, Inc.* ....................     139
    20,000       Waters Corp.*. ........................     435
                                                            -----
                                                           1,100
                 PUBLISHING (0.0%)
    10,000       JAG Media Holdings, Inc.
                 Class "A"* ............................      12
                 RAILROAD (1.6%)
    21,000       CP Holders, Inc .......................     916
    10,000       Canadian National Railway Co. .........     415
    27,000       Canadian Pacific Railway Ltd. .........     532
    28,000       Norfolk Southern Corp .................     560
    10,000       Union Pacific Corp ....................     599
                                                           ------
                                                           3,022
                 R.E.I.T. (0.6%)
    12,000       Annaly Mortgage
                 Management, Inc. ......................     225
    10,000       Apartment Investment &
                 Management Co. Class "A" ..............     375
     6,000       Crescent Real Estate Equities .........     100
    30,000       Nationwide Health
                 Properties, Inc. ......................     448
                                                           ------
                                                           1,148
                 RECREATION (1.6%)
    15,000       Brunswick Corp. .......................     298
    10,000       Callaway Golf Co. .....................     133
    30,000       Hasbro Inc ............................     346
    15,000       JAKKS Pacific, Inc.* ..................     202
    30,000       Mattel, Inc. ..........................     574
    20,000       Polaris Industries, Inc. ..............   1,172
    18,000       Royal Caribbean Cruises Ltd ...........     301
                                                           ------
                                                           3,026
                 RESTAURANT (1.3%)
    14,000       CBRL Group, Inc. ......................     422
    21,000       Jack in the Box, Inc.* ................     363


                                                            VALUE
    SHARES                                              (IN THOUSANDS)
--------------------------------------------------------------------------
    10,000       Lone Star Steakhouse &
                 Saloon, Inc. .......................... $   193
    15,000       McDonald's Corp. ......................     241
    17,000       O' Charley's, Inc.* ...................     349
    11,000       Ryan's Family Steak
                 Houses, Inc.* .........................     125
     9,300       Sonic Corp.* ..........................     191
    20,000       Yum! Brands, Inc.* ....................     484
                                                           ------
                                                           2,368
                 RETAIL BUILDING
                 SUPPLY (0.7%)
    10,000       Fastenal Co. ..........................     374
    15,000       Home Depot, Inc. (The) ................     359
    14,000       Lowe's Companies, Inc. ................     525
                                                           ------
                                                           1,258
                 RETAIL -- SPECIAL
                 LINES (2.5%)
    10,000       Abercrombie & Fitch Co.
                 Class "A"* ............................     204
    15,000       American Eagle Outfitters, Inc.* ......     207
    10,000       AnnTaylor Stores Corp.* ...............     204
    12,500       Barnes & Noble, Inc.* .................     226
    17,000       Bed Bath & Beyond Inc.* ...............     587
    12,000       Best Buy Co., Inc.* ...................     290
    10,000       Borders Group, Inc.* ..................     161
    10,000       Group 1 Automotive, Inc.* .............     239
    10,000       Hollywood Entertainment Corp.* ........     151
    12,000       Hot Topic Inc.* .......................     275
    10,000       Linens-N-Things, Inc.* ................     226
    20,000       Men's Wearhouse Inc.* .................     343
    18,000       Michaels Stores, Inc.* ................     563
    20,000       Pep Boys - Manny Moe & Jack ...........     232
    15,000       RadioShack Corp. ......................     281
    15,000       School Specialty, Inc.* ...............     300
    15,000       TJX Companies, Inc. (The) .............     293
                                                           ------
                                                           4,782
                 RETAIL STORE (0.8%)
    20,000       Costco Wholesale Corp.* ...............     561
    12,000       Dollar General Corp. ..................     143

--------------------------------------------------------------------------------
12

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                               VALUE
    SHARES                                                 (IN THOUSANDS)
--------------------------------------------------------------------------
    10,000       Nordstrom, Inc .......................     $   190
    12,500       ShopKo Stores, Inc.* .................         156
     9,000       Wal-Mart Stores, Inc. ................         455
                                                             -------
                                                              1,505
                 SEMICONDUCTOR (0.1%)
    16,000       Intersil Corp. Class "A"* ............         223
                 SHOE (0.6%)
    20,000       Madden (Steven), Ltd.* ...............         361
     3,800       Nike, Inc. Class "B" .................         169
    15,000       Reebok International Ltd.* ...........         441
     7,000       Timberland Co. Class "A"* ............         250
                                                             -------
                                                              1,221
                 STEEL -- GENERAL (0.3%)
    14,000       Quanex Corp. .........................         469
                 TELECOMMUNICATION
                 EQUIPMENT (0.4%)
    15,000       Applied Signal Technology, Inc.* .....         178
    15,000       Scientific-Atlantic, Inc. ............         178
    20,000       UTStarcom, Inc.* .....................         396
                                                             -------
                                                                752
                 TELECOMMUNICATION
                 SERVICES (0.4%)
     8,000       ALLTEL Corp ..........................         408
    20,000       AT Road, Inc.* .......................          83
    10,000       IDT Corp. *. .........................         173
                                                             -------
                                                                664
                 TEXTILE (0.1%)
    15,000       Culp, Inc.*. .........................         128

                                                              VALUE
    SHARES                                                (IN THOUSANDS)
--------------------------------------------------------------------------
                 TIRE & RUBBER (0.2%)
    15,000       Cooper Tire & Rubber Co. .............     $   230
    13,000       TBC Corp.* ...........................         156
                                                           ---------
                                                                386
                 TOBACCO (0.3%)
    15,000       Philip Morris Companies, Inc. ........         608
                 TOILETRIES/ COSMETICS
                 (0.7%)
    10,000       Alberto Culver Co. Class "B" .........         504
    20,000       Gillette Co ..........................         607
    18,000       Playtex Products, Inc* ...............         178
                                                           ---------
                                                              1,289
                 TRUCKING/TRANSPORTATION
                 LEASING (0.5%)
    20,000       Ryder System, Inc. ...................         449
    15,000       U.S. Freightways Corp. ...............         431
                                                           ---------
                                                                880
                 WIRELESS NETWORKING
                 (0.1%)
    10,000       Echelon Corp .........................         112
    20,000       Openwave Systems, Inc.*. .............          40
                                                           ---------
                                                                152
                                                           ---------
                 TOTAL COMMON STOCKS
                  (COST $118,358,000) .................     119,423
                                                           ---------
PREFERRED STOCKS (0.1%)
                 MEDICAL SUPPLIES (0.1%)
     4,000       Baxter International, Inc. 7%,
                 Conv. Unit. ..........................         200
                 TELECOMMUNICATION
                 SERVICES (0.0%)
    10,000       Sprint Corporation 7 1/8%, Unit ......          73
                                                           ---------
                 TOTAL PREFERRED STOCKS
                  (COST $344,000) .....................         273
                                                           ---------
--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                     VALUE
 (IN THOUSANDS)                             (IN THOUSANDS)
------------------------------------------------------------------
CORPORATE BONDS & NOTES (8.0%)

             BIOTECHNOLOGY (0.4%)
$   1,000    Human Genome Sciences, Inc.
             3.75%, Sub. Conv. Notes,
             3/15/07 ......................... $  650
             COMPUTER SOFTWARE &
             SERVICES (0.3%)
      500    Rational Software Corp. 5%,
             Conv. Notes, 2/1/07 ..............   508
             DIVERSIFIED COMPANIES
                   (1.0%)
    1,000    GATX Capital Corp. 8.25%,
             Senior Notes 9/1/03 ..............  1005
    1,000    Service Corp. International,
             6.75%, Sub. Conv. Notes,
             6/22/08 ..........................   893
                                                -----
                                                1,898
             DRUG (0.7%)
      500    Enzon, Inc. 4 1/2%, Conv. Notes
             7/1/08 ...........................   370
    1,000    Inhale Therapeutic Systems, Inc.
             3.50% Sub. Conv. Notes,
             10/17/07 .........................   547
      500    Medarex, Inc. 4 1/2%, Conv.
             Notes 7/1/06 .....................   321
                                                ------
                                                1,238
             E-COMMERCE (0.1%)
      500    Manugistics Group, Inc 5%,
             Conv. Notes, 11/1/07 .............   247

    PRINCIPAL
     AMOUNT                                     VALUE
 (IN THOUSANDS)                             (IN THOUSANDS)
------------------------------------------------------------------
             ELECTRONICS (0.2%)
$   1,000    Celestica, Inc. zero coupon, Conv.
             Notes, 8/1/20 ....................$  459
             ENTERTAINMENT (0.8%)
    1,500    Disney (Walt) & Co 5.875%,
             Bonds 12/15/17. .................. 1,523
             FOOD WHOLESALERS
                   (0.1%)
      500    Fleming Companies, Inc 5.25%,
             Sub. Conv. Note 3/15/09 ..........   253
             HOTEL/GAMING (0.5%)
    1,000    Park Place Entertainment Corp.
             7.875%, Senior Sub. Notes,
             12/15/05 ......................... 1,018
             MEDICAL SERVICES (0.2%)
      500    ResCare, Inc. 10.625%, Senior
             Notes, 11/15/08 ..................   365
             OILFIELD SERVICES/
             EQUIPMENT (0.5%)
    1,000    PEMEX Project Funding Master
             Trust, 7.375% Note,
             12/15/14(1) ...................... 1,025
             PAPER & FOREST
             PRODUCTS (0.5%)
    1,000    Fort James Corp. 6.70%, Notes,
             11/15/03 .........................   985
             RETAIL STORE (1.8%)
      500    Dillard's Inc 6.430%, Notes,
             8/1/04 ...........................   492
    1,000    Dollar General Corp. 8.625%,
             Senior Notes, 6/15/10 ............ 1,030
    1,000    Penney (J.C.) Co., Inc. 9.750%,
             Debentures, 6/15/21 ..............   960

--------------------------------------------------------------------------------
14

                                         VALUE LINE INCOME AND GROWTH FUND, INC.
                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

    PRINCIPAL
     AMOUNT                                     VALUE
 (IN THOUSANDS)                             (IN THOUSANDS)
------------------------------------------------------------------
 $  1,000 Penney (J.C.) Co., Inc. 8.250%,
          Debentures, 8/15/22 ............... $   850
                                              -------
                                                3,332
          TELECOMMUNICATIONS
          EQUIPMENT (0.7%)
      500 Juniper Networks Inc. 4.750%
          Sub. Conv. Notes, 3/15/07 .........     387
    1,000 ONI Systems Corp. 5.00% Sub.
          Conv. Notes, 10/15/05 .............     859
                                              -------
                                                1,246
          TRUCKING/TRANSPORTATION
          LEASING (0.2%)
      500 AMERCO 7.47%, Senior Notes,
          1/15/27 ...........................     280
                                              -------
TOTAL CORPORATE BONDS & NOTES
 (COST $15,043,000)..........................  15,027
                                              -------
US. TREASURY OBLIGATIONS (1.4%)
    1,500 U.S. Treasury Notes, 4.750%,
          11/15/08 ..........................   1,637
    1,000 U.S. Treasury Notes, 4%,
          11/15/12 ..........................   1,014
                                              -------
          TOTAL U.S. TREASURY
          OBLIGATIONS
           (COST $2,456,000) ................   2,651
                                              -------

    PRINCIPAL
     AMOUNT                                     VALUE
 (IN THOUSANDS)                             (IN THOUSANDS)
------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS (7.3%)

 $  5,000 Federal Home Loan Bank Bonds,
          4.875%, 4/16/04 ...................$  5,218
    4,000 Federal Home Loan Mortgage
          Corp. Debentures, 5.500%,
          7/15/06 ...........................   4,397
    1,000 Federal National Mortgage
          Association Notes, 6.625%,
          9/15/09 ...........................   1,173
    1,000 Federal Farm Credit Bank Cons.
          Med. Term Notes, 5.45%,
          12/11/13 ..........................   1,085
    2,000 Federal Home Loan Mortgage
          Corp. Notes, 4.75%, 10/11/12 ......   2,021
                                              -------
          TOTAL U.S. GOVERNMENT
          AGENCY OBLIGATIONS
           (COST $13,075,000) ...............  13,894
                                              -------
          TOTAL INVESTMENT
          SECURITIES (80.0%)
           (COST $149,276,000) .............. 151,268
                                             --------
SHORT-TERM INVESTMENTS (19.1%)
          U.S. GOVERNMENT AGENCY
          OBLIGATIONS (1.1%)
    2,000 Federal Home Loan Bank Bonds,
          2%, 11/14/03 ......................$  2,000

--------------------------------------------------------------------------------
                                                                              15

VALUE LINE INCOME AND GROWTH FUND, INC.

SCHEDULE OF INVESTMENTS                                        DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                               VALUE
    PRINCIPAL                               (IN THOUSANDS
     AMOUNT                                EXCEPT PER SHARE
 (IN THOUSANDS)                                AMOUNT)
------------------------------------------------------------------
            REPURCHASE
            AGREEMENTS (18.0%)
            (INCLUDING ACCRUED INTEREST)
$   11,000  Collateralized by $8,844,000
            U.S. Treasury Bonds 6.625%,
            due 2/15/27, with a value of
            $11,227,000 (with UBS
            Warburg LLC, 1.10%, dated
            12/31/02, due 1/2/03, delivery
            value $11,000,672) ................... $11,000
    11,000  Collateralized by $10,320,000 U.S.
            Treasury Notes 5.875%, due
            11/15/04, with a value of
            $11,226,000 (with State Street
            Bank & Trust Company, 1.05%,
            dated 12/31/02, due 1/2/03,
            delivery value $11,000,642) ..........  11,000
    12,000  Collateralized by $8,040,000
            U.S. Treasury Bonds 8.875%,
            due 2/15/19, with a value of
            $12,217,000 (with Morgan
            Stanley Dean Witter & Co.,
            1.05%, dated 12/31/02, due
            1/2/03, delivery value
            $12,000,700) .........................  12,000
                                                   -------
                                                    34,000
                                                   -------
            TOTAL SHORT-TERM
            INVESTMENTS
             (COST $36,000,000) ..................  36,000
                                                   -------
EXCESS OF CASH AND OTHER
ASSETS OVER LIABILITIES (0.9%) ...................   1,735
                                                   -------
NET ASSETS (100.0%) ..............................$189,002
                                                  ========
NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($189,002,196 \D 27,004,624
SHARES OUTSTANDING) ..............................$  7.00
                                                  =======

* NON-INCOME PRODUCING.
(ADR) AMERICAN DEPOSITORY RECEIPTS.
(1) 144A SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
16

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES                                 STATEMENT OF OPERATIONS
AT DECEMBER 31, 2002                                                FOR THE YEAR ENDED DECEMBER 31, 2002
================================================================================================================================

                                                (IN THOUSANDS
                                                 EXCEPT PER
                                                SHARE AMOUNT)                                                       (IN THOUSANDS)
                                               --------------                                                      ---------------
ASSETS:                                                             INVESTMENT INCOME:
Investment securities, at value                                     Interest and other .........................    $  3,221
   (Cost - $149,276) ...........................  $151,268          Dividends (Net of foreign
Short-term investments                                                 withholding tax of $13) .................       1,546
   (Cost - $36,000) ............................    36,000                                                           --------
Cash ...........................................        58            Total Income .............................       4,767
Receivable for securities sold .................     4,109                                                           --------
Receivable for capital shares sold .............     2,703          EXPENSES:
Dividends and interest receivable ..............       547          Advisory fee ...............................       1,262
Prepaid insurance expense ......................         4          Service and distribution plan fees .........         466
                                                   --------         Transfer agent fees ........................         112
  TOTAL ASSETS .................................   194,689          Custodian fees .............................          72
                                                   --------         Auditing and legal fees ....................          56
LIABILITIES:                                                        Trading service expense ....................          48
Payable for securities purchased ...............     4,890          Printing ...................................          35
Payable for capital shares repurchased .........       605          Postage ....................................          31
Accrued expenses:                                                   Registration and filing fees ...............          21
   Advisory fee ................................       107          Directors' fees and expenses ...............          21
   Service and distribution plan                                    Insurance, dues and other ..................          14
      fees payable .............................        39          Telephone ..................................          13
   Other .......................................        46                                                           --------
                                                   --------              Total Expenses Before
     TOTAL LIABILITIES .........................     5,687                Custody Credits ......................       2,151
                                                   --------              Less: Custody Credits .................          (2)
NET ASSETS .....................................  $189,002                                                         ----------
                                                   ========              Net Expenses ..........................       2,149
NET ASSETS CONSIST OF:                                                                                              ---------
Capital stock, at $1.00 par value                                   NET INVESTMENT INCOME ......................       2,618
   (authorized 50,000,000, outstanding                                                                              ---------
   27,004,624 shares) ..........................   $27,005          NET REALIZED AND UNREALIZED GAIN
Additional paid-in capital .....................   159,114             (LOSS) ON INVESTMENTS:
Undistributed net investment income ............       142               Net Realized Gain (includes $120
Undistributed net realized gain                                           gain on futures contracts) ...........       2,883
   on investments ..............................       749               Change in Net Unrealized
Net unrealized appreciation of                                            Appreciation .........................     (29,277)
   investments .................................     1,992                                                          ---------
                                                  --------          NET REALIZED GAIN AND CHANGE
NET ASSETS .....................................  $189,002             IN NET UNREALIZED APPRECIATION
                                                  ========             ON INVESTMENTS ..........................     (26,394)
NET ASSET VALUE, OFFERING AND                                                                                       ---------
   REDEMPTION PRICE PER                                             NET DECREASE IN NET ASSETS FROM
   OUTSTANDING SHARE                                                   OPERATIONS ..............................    $(23,776)
   ($189,002,316 - 27,004,624                                                                                       =========
   SHARES OUTSTANDING) .........................   $  7.00
                                                   ========

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                                                                              17

VALUE LINE INCOME AND GROWTH FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
AND FOR THE YEARS ENDED DECEMBER 31, 2002 AND 2001
--------------------------------------------------------------------------------

                                                                    YEAR ENDED       YEAR ENDED
                                                                   DECEMBER 31,     DECEMBER 31,
                                                                       2002             2001
                                                                  --------------   -------------
                                                                          (IN THOUSANDS)
OPERATIONS:
 Net investment income ..........................................   $    2,618       $   2,490
 Net realized gain on investments ...............................        2,883           2,403
 Change in net unrealized appreciation ..........................      (29,277)        (16,309)
                                                                    --------------------------
 Net decrease in net assets from operations .....................      (23,776)        (11,416)
                                                                    --------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ..........................................       (2,673)         (2,730)
 Net realized gain from investment transactions .................       (2,095)         (5,833)
                                                                    --------------------------
 Total distributions ............................................       (4,768)         (8,563)
                                                                    --------------------------
CAPITAL SHARE TRANSACTIONS:
 Net proceeds from sale of shares ...............................      174,568          82,242
 Net proceeds from reinvestment of distributions to shareholders         4,092           7,312
 Cost of shares repurchased .....................................     (159,222)        (89,770)
                                                                    --------------------------
 Increase (Decrease) from capital share transactions ............       19,438            (216)
                                                                    --------------------------
TOTAL DECREASE IN NET ASSETS ....................................       (9,106)        (20,195)
NET ASSETS:
 Beginning of year ..............................................      198,108         218,303
                                                                    --------------------------
 End of year ....................................................   $  189,002       $ 198,108
                                                                    ==========================
UNDISTRIBUTED NET INVESTMENT INCOME, AT END OF YEAR .............   $      142       $     119
                                                                    ==========================

SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
18

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS                                  DECEMBER 31, 2002
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

Value Line Income and Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales prices on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income, adjusted for amortization of discount and premium, is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(E) FUTURES CONTRACTS. A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date and price, or to make or receive a cash payment based on the value of a securities index. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" such contract on a daily basis to reflect the market value of the contract at the end of each day's trading. The Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin". When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund invests in stock index futures contracts to hedge the value of its investment securities or to gain exposure to changes in stock market prices to fulfill its investment objective.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. The contract or notional amounts and variation margin reflect the extent of the Fund's involvement in open futures positions. Risks arise from the possible imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. However, the Fund's activities in futures contracts are conducted through regulated exchanges which minimize counterparty credit risks.

2. CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (in thousands except per share amounts):

                                            YEAR             YEAR
                                            ENDED           ENDED
                                        DECEMBER 31,     DECEMBER 31,
                                            2002             2001
                                       ------------------------------
Shares sold ........................      24,277              9,911
Shares issued to
   shareholders in
   reinvestment of
   dividends and distri-
   butions .........................         575                905
                                       ------------------------------
                                          24,852             10,816
Shares repurchased .................      22,093             10,822
                                       ------------------------------
Net increase (decrease) ............       2,759                 (6)
                                       ==============================
Dividends per share from
   net investment income ...........     $ .1075            $ .1150
                                       ==============================
Distributions per share
   from net realized gains .........     $ .0816            $ .2417
                                       ==============================

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:

                                              YEAR
                                             ENDED
                                          DECEMBER 31,
                                              2002
                                        ---------------
                                         (IN THOUSANDS)
PURCHASES:
U.S. Treasury & Government Agency
   Obligations ......................       $  7,969
Other Investment Securities .........        230,667
                                            --------
                                            $238,636
                                            ========
SALES & REDEMPTIONS:
U.S. Treasury & Government Agency
   Obligations ......................       $ 18,572
Other Investment Securities .........        208,924
                                            --------
                                            $227,496
                                            ========

--------------------------------------------------------------------------------
20

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

                                                               DECEMBER 31, 2002
--------------------------------------------------------------------------------

4. INCOME TAXES

At December 31, 2002, information on the tax components of capital is as follows:


                                              (IN THOUSANDS)
                                              ---------------
Cost of investments for tax purposes .........   $186,402
                                                 ========
Gross tax unrealized appreciation ............   $  7,350
Gross tax unrealized depreciation ............      6,484
                                                 --------
Net tax unrealized appreciation on
   investments ...............................   $    866
                                                 ========
Undistributed ordinary income ................   $    647
Undistributed long-term gains ................      1,370
                                                 --------
Total distributable earnings .................   $  2,017
                                                 ========

Net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

The tax composition of distributions to shareholders for the years ended December 31, 2002 and 2001 were as follows:

                                          2002               2001
                                    ----------------------------------
                                     (IN THOUSANDS)     (IN THOUSANDS)
Ordinary income .................        $2,673             $2,836
Long-term capital gains .........         2,095              5,727
                                         ------             ------
                                         $4,768             $8,563
                                         ======             ======

5. INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND TRANSACTIONS WITH
   AFFILIATES

An advisory fee of $1,262,000 was paid or payable to Value Line, Inc., the Fund's investment adviser (the "Adviser"), for the year ended December 31, 2002. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended December 31, 2002, fees amounting to $466,000 were paid or payable to the Distributor under this Plan. In the nine month period ended September 30, 2002, the Fund reimbursed the Distributor $48,000 for trading services it performed on behalf of the Fund. During the three month period ended December 31, 2002, the Fund paid brokerage commissions totaling $53,553 to the distributor which clears its transactions through unaffiliated brokers.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and directors of the Fund.

For the year ended December 31, 2002, the Fund's expenses were reduced by $1,914 under a custody credit arrangement with the Custodian.

The Adviser and/or affiliated companies owned 173,087 shares of the Fund's capital stock, representing 0.6% of the outstanding shares at December 31, 2002.

--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:



                                                                                 YEARS ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------------
                                                         2002             2001             2000             1999           1998
                                                  ================= ================ ================ ================ ============
NET ASSET VALUE, BEGINNING OF YEAR ..............    $     8.17        $    9.00        $   10.10        $    9.53       $  7.98
                                                     ---------------------------------------------------------------------------
INCOME (LOSS) FROM
 INVESTMENT OPERATIONS:
  Net investment income .........................           .11              .11              .13              .12           .10
  Net gains or losses on securities
   (both realized and unrealized) ...............         (1.09)            (.58)            (.28)            2.23          2.08
                                                     ---------------------------------------------------------------------------
  Total from investment operations ..............          (.98)            (.47)            (.15)            2.35          2.18
                                                     ---------------------------------------------------------------------------
LESS DISTRIBUTIONS:
  Dividends from net investment income ..........          (.11)            (.12)            (.13)            (.11)         (.10)
  Distributions from net realized gains .........          (.08)            (.24)            (.82)           (1.67)         (.53)
                                                     ---------------------------------------------------------------------------
  Total distributions ...........................          (.19)            (.36)            (.95)           (1.78)         (.63)
                                                     ---------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR ....................    $     7.00        $    8.17        $    9.00        $   10.10      $   9.53
                                                     ============================================================================
TOTAL RETURN ....................................        (12.03)%          (5.18)%          (1.63)%          25.33%        27.83%
                                                     ---------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in thousands) ..........    $  189,002        $ 198,108        $ 218,303        $ 230,301      $188,417
Ratio of expenses to average net assets .........          1.15%(1)         1.09%(1)          .95%(1)          .83%(1)       .87%
Ratio of net investment income
 to average net assets ..........................          1.41%            1.25%            1.32%            1.19%         1.24%
Portfolio turnover rate .........................           155%              88%              41%              64%           99%



(1) RATIOS REFLECT EXPENSES GROSSED UP FOR CUSTODY CREDIT ARRANGEMENT. THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS NET OF CUSTODY CREDITS WOULD HAVE BEEN 1.08% FOR THE YEAR ENDED DECEMBER 31, 2001 AND WOULD NOT HAVE CHANGED FOR THE YEARS ENDED DECEMBER 31, 2002, 2000, AND 1999.





SEE NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
22

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF VALUE LINE INCOME AND GROWTH FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Income and Growth Fund, Inc. (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York


February 14, 2003





--------------------------------------------------------------------------------

                FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

FOR CORPORATE TAXPAYERS 48.28% OF THE ORDINARY INCOME DISTRIBUTIONS PAID DURING THE CALENDAR YEAR 2002 QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTIONS.


--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

MANAGEMENT INFORMATION
The business affairs of the Fund are managed by the Fund's officers under the direction of the Board of Directors. The following table sets forth information on each Director and officer of the Fund. Each Director serves as a director or trustee of each of the 15 Value Line Funds and oversees a total of 16 portfolios. Each Director serves until his or her successor is elected and qualified.


                                                              PRINCIPAL
                                                              OCCUPATION
                                                LENGTH OF     DURING THE                       OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE     POSITION             TIME SERVED   PAST 5 YEARS                     HELD BY DIRECTOR
===================================================================================================================
INTERESTED DIRECTORS*
--------------------------
Jean Bernhard Buttner      Chairman of the      Since 1983    Chairman, President and          Value Line, Inc.
Age 67                     Board of Directors                 Chief Executive Officer of
                           and President                      Value Line, Inc. (the
                                                              "Adviser") and Value Line
                                                              Publishing, Inc. Chairman
                                                              and President of each of the
                                                              15 Value Line Funds and
                                                              Value Line Securities, Inc.
                                                              (the "Distributor").
-----------------------------------------------------------------------------------------------------------------
Marion N. Ruth             Director             Since 2000    Real Estate Executive:           Value Line, Inc.
5 Outrider Road                                               President, Ruth Realty (real
Rolling Hills, CA 90274                                       estate broker); Director of the
Age 67                                                        Adviser since 2000.
-----------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
--------------------------
John W. Chandler           Director             Since 1991    Consultant, Academic Search      None
1611 Cold Spring Rd.                                          Consultation Service, Inc.
Williamstown, MA 01267                                        Trustee Emeritus and
Age 78                                                        Chairman (1993-1994) of the
                                                              Board of Trustees of Duke
                                                              University; President
                                                              Emeritus, Williams College.
-----------------------------------------------------------------------------------------------------------------
Frances T. Newton          Director             Since 2000    Customer Support Analyst,        None
4921 Buckingham Drive                                         Duke Power Company.
Charlotte, NC 28209
Age 60




--------------------------------------------------------------------------------
24

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


                                                      PRINCIPAL
                                                      OCCUPATION
                                        LENGTH OF     DURING THE                   OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE       POSITION   TIME SERVED   PAST 5 YEARS                 HELD BY DIRECTOR
=======================================================================================================
Francis Oakley               Director   Since 2000    Professor of History,        Berkshire Life
54 Scott Hill Road                                    Williams College, 1961 to    Insurance Company.
Williamstown, MA 01267                                2002. President Emeritus
Age 70                                                since 1994 and President,
                                                      1985-1994; Chairman
                                                      (1993-1997) and Interim
                                                      President (2002) of the
                                                      American Council of
                                                      Learned Societies.
--------------------------------------------------------------------------------------------------------
David H. Porter              Director   Since 1997    Visiting Professor of        None
5 Birch Run Drive                                     Classics, Williams College,
Saratoga Springs, NY 12866                            since 1999; President
Age 66                                                Emeritus, Skidmore College
                                                      since 1999 and President,
                                                      1987-1998.
--------------------------------------------------------------------------------------------------------
Paul Craig Roberts           Director   Since 1983    Chairman, Institute for      A. Schulman Inc.
169 Pompano St.                                       Political Economy.           (plastics)
Panama City Beach, FL 32413
Age 63
--------------------------------------------------------------------------------------------------------
Nancy-Beth Sheerr            Director   Since 1996    Senior Financial Advisor,    None
1409 Beaumont Drive                                   Hawthorne, since 2001;
Gladwyne, PA 19035                                    Chairman, Radcliffe College
Age 53                                                Board of Trustees.
                                                      1990-1999.
--------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.

MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


                                                         PRINCIPAL
                                                         OCCUPATION
                                           LENGTH OF     DURING THE                     OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   POSITION          TIME SERVED   PAST 5 YEARS                   HELD BY DIRECTOR
===========================================================================================================
OFFICERS
------------------------
Bradley Brooks           Vice President    Since 2002    Portfolio Manager with the              --
Age 39                                                   Adviser since 1999;
                                                         Securities Analyst with the
                                                         Adviser, 1997-1999.
-----------------------------------------------------------------------------------------------------------
Philip J. Orlando        Vice President    Since 2000    Chief Investment Officer                --
Age 43                                                   with the Adviser.

-----------------------------------------------------------------------------------------------------------
Stephen E. Grant         Vice President    Since 2001    Portfolio Manager with the              --
Age 49                                                   Adviser.
-----------------------------------------------------------------------------------------------------------
David T. Henigson        Vice President,   Since 1994    Director, Vice President and            --
Age 44                   Secretary and                   Compliance Officer of the
                         Treasurer                       Adviser. Director and
                                                         Vice President of the
                                                         Distributor. Vice President,
                                                         Secretary and Treasurer of
                                                         each of the 15 Value Line
                                                         Funds.
-----------------------------------------------------------------------------------------------------------

* MRS. BUTTNER IS AN "INTERESTED PERSON" AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940 BY VIRTUE OF HER POSITIONS WITH THE ADVISER AND HER INDIRECT OWNERSHIP OF A CONTROLLING INTEREST IN THE ADVISER; MRS. RUTH IS AN INTERESTED PERSON BY VIRTUE OF BEING A DIRECTOR OF THE ADVISER.

UNLESS OTHERWISE INDICATED, THE ADDRESS FOR EACH OF THE ABOVE IS 220 EAST 42ND STREET, NEW YORK, NY 10017.





--------------------------------------------------------------------------------
26

                                         VALUE LINE INCOME AND GROWTH FUND, INC.

--------------------------------------------------------------------------------













                     (This page intentionally left blank.)














--------------------------------------------------------------------------------

VALUE LINE INCOME AND GROWTH FUND, INC.


                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital. Current income is a secondary objective.

1952 -- VALUE LINE INCOME AND GROWTH FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND* seeks long-term growth of capital.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The National Bond Portfolio. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal. The fund may be subject to state and local taxes and the Alternative Minimum Tax (if applicable).

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* seeks to achieve a high total investment return consistent with reasonable risk.

1993 -- VALUE LINE EMERGING OPPORTUNITIES FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995 -- VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.


* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.


FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223- 0818, 24
HOURS A DAY, 7 DAYS A WEEK, OR VISIT US AT WWW.VALUELINE.COM. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


--------------------------------------------------------------------------------
28